Income Taxes - Reconciliation of effective income tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Abstract]
Earnings before taxes and non-controlling interest	$ 182,512	$ 33,188
Statutory Canadian income tax rate (percent)	27.00%	27.00%
Income tax expense based on above rates	$ 49,278	$ 8,961
Increase (decrease) due to:
Non-deductible expenditures	7,271	3,929
Foreign tax rate differences	2,507	(2,160)
Change in net deferred tax assets not recognized:
- Argentina exploration expenditures	3,117	3,372
- Other deferred tax assets	(11,211)	1,168
Non-taxable portion of net earnings of affiliates	(132)	(3,254)
Effect of other taxes paid (mining and withholding)	21,307	14,371
Effect of foreign exchange on tax expense	(7,651)	1,611
Non-taxable impact of foreign exchange	4,158	(351)
Change in non-deductible portion of reclamation liabilities	8,207	0
Change in current tax expense estimated for prior years	(6,694)	(5,030)
Other	1,111	(1,470)
Income taxes expense	$ (71,268)	$ (21,147)
Effective income tax rate (percent)	39.05%	63.72%